Leases	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
LEASES
NOTE 15: LEASES
Chartered-in and office space:
As of December 31, 2013 the Company's future minimum commitments, net of commissions under lease obligations for chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2014	$ 82,553	$ 184	$ 3,135
2015	64,279	5,697	3,032
2016	58,720	12,842	2,667
2017	56,768	14,910	2,505
2018	54,795	14,910	1,736
2019 and thereafter	133,267	98,815	984
Total	$ 450,382	$ 147,358	$ 14,059

Charter hire expense for Navios Holdings chartered-in vessels amounted to $116,962, $112,536 and $113,550, for the each of the years ended December 31, 2013, 2012 and 2011, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $1,286, $3,587 and $5,910, for the each of the years ended December 31, 2013, 2012 and 2011, respectively.
Rent expense for office space amounted to $2,899, $2,267, and $2,229 for each of the years ended December 31, 2013, 2012 and 2011, respectively.
The Company leases approximately 16,703 square feet of space at 825 3rd Avenue, New York, New York, pursuant to a lease that expires in April 2019.  The Company also leases approximately 3,882 square meters of space at 85 Akti Miaouli, Piraeus, Greece, pursuant to lease agreements that expires in 2017 and 2019. The Company also leases office space in Monaco pursuant to a lease that expires on June 2015. On July 1, 2010, the Company signed a new contract for the lease of approximately 632 square meters of office space in Antwerp, Belgium that expires in 2019. The Company also leases approximately 254 square meters at 85 Akti Miaouli, Piraeus pursuant to a lease that expires in 2019.
Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2025. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out:
The future minimum revenue, net of commissions, (i) for drybulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Drybulk vessels	Logistics business
2014	$ 96,281	$ 100,198
2015	28,722	83,118
2016	11,401	54,518
2017	10,715	13,708
2018	10,715	770
2019 and thereafter	20,607	—
Total minimum revenue, net of commissions	$ 178,441	$ 252,312

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.